Fixed Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Components of Fixed Assets

Fixed assets consist of the following:

	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Computer equipment	1,651,836	1,380,891	189,181
Office building	588,685	588,685	80,650
Leasehold improvements	164,556	187,560	25,696
Office furniture and equipment	148,268	139,756	19,146
Others	23,226	22,351	3,062
	2,576,571	2,319,243	317,735
Less: Accumulated depreciation	(1,736,299)	(1,542,249)	(211,287)
Construction in progress	23,541	100,988	13,835
	863,813	877,982	120,283